Disclosure of information about key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Management compensation	$ 544,014	$ 717,368	$ 727,217
Management bonus	0	0	0
Share-based expense	264,172	160,854	553,011
Directors' fees	$ 67,000	$ 66,000	$ 34,500